Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2024
Assets Held For Sale [Abstract]
Summary of assets held for sale

	United States Dollars
Figures in millions unless otherwise stated	2024	2023

(a) Asanko Gold	—	153.3
– Asanko Gold joint venture	—	53.6
– Asanko redeemable preference shares	—	99.7
(b) Rusoro Mining Limited (“Rusoro”)	—	—
(c) O3 Mining Inc. (“O3 Mining”)	21.1	—
Assets held for sale	21.1	153.3

Asank contingent considerations

United States Dollars
Figures in millions unless otherwise stated	2024

The Asanko deferred and contingent considerations receivable were recognised as follows:
– Present value/Fair value at 4 March 2024	61.1
– Net change in fair value/unwinding of discount rate	6.8
Asanko deferred and contingent considerations	67.9
Current portion of Asanko deferred and contingent considerations	(23.3)
Non-current portion of Asanko deferred and contingent considerations	44.6